Fair Value Measurements - Assets and Liabilities Measured on Recurring and Nonrecurring Basis (Details) - USD ($)	Mar. 31, 2021		Dec. 31, 2020		Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Social Finance, Inc.
Assets
Loans receivable at fair value	$ 4,472,604,000		$ 4,859,068,000			$ 5,387,958,000
Servicing rights	161,240,000		149,597,000		$ 209,919,000	201,618,000		$ 165,705,000
Derivative assets	7,505,000		0			960,000
Liabilities
Residual interests classified as debt	114,882,000	[1]	118,298,000	[1],[2]		271,778,000	[2]
Derivative liabilities			2,955,000			396,000
Carrying Value | Social Finance, Inc.
Assets
Total assets	5,829,708,000		6,872,880,000			6,944,730,000
Liabilities
Total liabilities	4,075,852,000		4,965,378,000			4,980,131,000
Fair Value | Social Finance, Inc.
Assets
Total assets	5,829,708,000		6,872,880,000			6,944,730,000
Liabilities
Total liabilities	4,123,254,000		5,018,111,000			5,042,568,000
Fair Value | Fair Value, Recurring | Social Finance, Inc.
Assets
Loans receivable at fair value	4,472,604,000		4,859,068,000			5,387,958,000
Level 1 | Fair Value, Recurring
Assets
Non-securitization investments	805,037,070		805,017,218
Level 1 | Carrying Value | Social Finance, Inc.
Assets
Cash and cash equivalents	351,283,000		872,582,000			499,486,000
Restricted cash and restricted cash equivalents	347,284,000		450,846,000			190,720,000
Level 1 | Carrying Value | Fair Value, Recurring | Social Finance, Inc.
Assets
Derivative assets	2,248,000		0			1,105,000
Liabilities
Derivative liabilities	0		2,008,000			396,000
Level 1 | Carrying Value | Fair Value, Recurring | Social Finance, Inc. | ETFs
Assets
Non-securitization investments	5,194,000		6,850,000			6,851,000
Liabilities
Derivative liabilities	3,667,000		5,241,000			0
Level 1 | Fair Value | Social Finance, Inc.
Assets
Cash and cash equivalents	351,283,000		872,582,000			499,486,000
Restricted cash and restricted cash equivalents	347,284,000		450,846,000			190,720,000
Level 1 | Fair Value | Fair Value, Recurring | Social Finance, Inc.
Assets
Derivative assets	2,248,000		0			1,105,000
Liabilities
Derivative liabilities	0		2,008,000			396,000
Level 1 | Fair Value | Fair Value, Recurring | Social Finance, Inc. | ETFs
Assets
Non-securitization investments	5,194,000		6,850,000			6,851,000
Liabilities
Derivative liabilities	3,667,000		5,241,000			0
Level 2 | Carrying Value | Social Finance, Inc.
Liabilities
Debt	3,827,424,000		4,798,925,000			4,688,378,000
Level 2 | Carrying Value | Fair Value, Recurring | Social Finance, Inc. | Asset-backed bonds
Assets
Retained interests	311,148,000		357,411,000			391,072,000
Level 2 | Carrying Value | Fair Value, Recurring | Social Finance, Inc. | Interest rate swaps
Assets
Derivative assets	5,257,000		0
Liabilities
Derivative liabilities	0		947,000			145,000
Level 2 | Fair Value | Social Finance, Inc.
Liabilities
Debt	3,874,826,000		4,851,658,000			4,750,815,000
Level 2 | Fair Value | Fair Value, Recurring | Social Finance, Inc. | Asset-backed bonds
Assets
Retained interests	311,148,000		357,411,000			391,072,000
Level 2 | Fair Value | Fair Value, Recurring | Social Finance, Inc. | Interest rate swaps
Assets
Derivative assets	5,257,000		0
Liabilities
Derivative liabilities	0		947,000			145,000
Level 3 | Carrying Value | Fair Value, Recurring | Social Finance, Inc.
Assets
Servicing rights	161,240,000		149,597,000			201,618,000
Interest rate lock commitments	7,118,000		15,620,000			1,090,000
Liabilities
Warrant liabilities	129,879,000		39,959,000			19,434,000
Level 3 | Carrying Value | Fair Value, Recurring | Social Finance, Inc. | Student loans
Assets
Loans receivable at fair value	2,666,793,000		2,866,459,000			3,185,233,000
Level 3 | Carrying Value | Fair Value, Recurring | Social Finance, Inc. | Home loans
Assets
Loans receivable at fair value	231,903,000		179,689,000			91,695,000
Level 3 | Carrying Value | Fair Value, Recurring | Social Finance, Inc. | Personal loans
Assets
Loans receivable at fair value	1,573,908,000		1,812,920,000			2,111,030,000
Level 3 | Carrying Value | Fair Value, Recurring | Social Finance, Inc. | Credit card loans
Assets
Loans receivable at fair value	14,224,000		3,723,000			0
Level 3 | Carrying Value | Fair Value, Recurring | Social Finance, Inc. | Commercial loan
Assets
Loans receivable at fair value	0		16,512,000			0
Level 3 | Carrying Value | Fair Value, Recurring | Social Finance, Inc. | Residual investments
Assets
Retained interests	150,961,000		139,524,000			262,880,000
Level 3 | Carrying Value | Fair Value, Recurring | Social Finance, Inc. | Residual interests classified as debt
Liabilities
Residual interests classified as debt	114,882,000		118,298,000			271,778,000
Level 3 | Carrying Value | Fair Value, Nonrecurring | Social Finance, Inc. | Other
Assets
Non-securitization investments	1,147,000		1,147,000			1,950,000
Level 3 | Fair Value | Fair Value, Recurring | Social Finance, Inc.
Assets
Servicing rights	161,240,000		149,597,000			201,618,000
Interest rate lock commitments	7,118,000		15,620,000			1,090,000
Liabilities
Warrant liabilities	129,879,000		39,959,000			19,434,000
Level 3 | Fair Value | Fair Value, Recurring | Social Finance, Inc. | Student loans
Assets
Loans receivable at fair value	2,666,793,000		2,866,459,000			3,185,233,000
Level 3 | Fair Value | Fair Value, Recurring | Social Finance, Inc. | Home loans
Assets
Loans receivable at fair value	231,903,000		179,689,000			91,695,000
Level 3 | Fair Value | Fair Value, Recurring | Social Finance, Inc. | Personal loans
Assets
Loans receivable at fair value	1,573,908,000		1,812,920,000			2,111,030,000
Level 3 | Fair Value | Fair Value, Recurring | Social Finance, Inc. | Credit card loans
Assets
Loans receivable at fair value	14,224,000		3,723,000			0
Level 3 | Fair Value | Fair Value, Recurring | Social Finance, Inc. | Commercial loan
Assets
Loans receivable at fair value	0		16,512,000			0
Level 3 | Fair Value | Fair Value, Recurring | Social Finance, Inc. | Residual investments
Assets
Retained interests	150,961,000		139,524,000			262,880,000
Level 3 | Fair Value | Fair Value, Recurring | Social Finance, Inc. | Residual interests classified as debt
Liabilities
Residual interests classified as debt	114,882,000		118,298,000			271,778,000
Level 3 | Fair Value | Fair Value, Nonrecurring | Social Finance, Inc. | Other
Assets
Non-securitization investments	$ 1,147,000		$ 1,147,000			$ 1,950,000

[1]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 4.
[2]	Financial statement line items include amounts in consolidated variable interest entities (“VIEs”). See Note 5.